UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, LLC
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $997,489 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPROACH RESOURCES INC         COM              03834A103     3560   246177 SH       DEFINED 1   2          246177        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104    59207  5622692 SH       DEFINED 1   2         5622692        0        0
EOG RES INC                    COM              26875P101    31508   352200 SH       DEFINED 1   2          352200        0        0
EXTERRAN HLDGS INC             COM              30225X103    17364   543319 SH       DEFINED 1   2          543319        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     3692   200000 SH       DEFINED 1   2          200000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2274    40000 SH  CALL DEFINED 1   2           40000        0        0
GOOGLE INC                     CL A             38259P508    20026    50000 SH  CALL DEFINED 1   2           50000        0        0
HEWITT ASSOCS INC              COM              42822Q100    68810  1888300 SH       DEFINED 1   2         1888300        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   109274  4376200 SH       DEFINED 1   2         4376200        0        0
META FINL GROUP INC            COM              59100U108      922    54235 SH       DEFINED 1   2           54235        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    50430  2618367 SH       DEFINED 1   2         2618367        0        0
MF GLOBAL LTD                  SHS              G60642108     9400  2165871 SH       DEFINED 1   2         2165871        0        0
MICROSOFT CORP                 COM              594918104    36864  1381200 SH       DEFINED 1   2         1381200        0        0
MICROSOFT CORP                 COM              594918104     8007   300000 SH  CALL DEFINED 1   2          300000        0        0
MULTIMEDIA GAMES INC           COM              625453105     2797   646000 SH       DEFINED 1   2          646000        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   199106  4720400 SH       DEFINED 1   2         4720400        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   112916  2677000 SH       OTHER   1   2               0  2677000        0
NUCOR CORP                     COM              670346105     3950   100000 SH  CALL DEFINED 1   2          100000        0        0
OVERSEAS SHIPHOLDING GROUP I   COM              690368105     2332    40000 SH       DEFINED 1   2           40000        0        0
PPL CORP                       COM              69351T106    45483  1228600 SH       DEFINED 1   2         1228600        0        0
PPL CORP                       COM              69351T106     3702   100000 SH  CALL DEFINED 1   2          100000        0        0
SAIC INC                       COM              78390X101     7638   377550 SH       DEFINED 1   2          377550        0        0
SCHLUMBERGER LTD               COM              806857108     3905    50000 SH  CALL DEFINED 1   2           50000        0        0
SCHLUMBERGER LTD               COM              806857108    15438   197700 SH       DEFINED 1   2          197700        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    63300  1000000 SH  PUT  DEFINED 1   2         1000000        0        0
SOURCE INTERLINK COS INC       COM NEW          836151209      938   902231 SH       DEFINED 1   2          902231        0        0
TFS FINL CORP                  COM              87240R107    47123  3763800 SH       DEFINED 1   2         3763800        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208    50569  1444000 SH       DEFINED 1   2         1444000        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208     7004   200000 SH  CALL DEFINED 1   2          200000        0        0
VICTORY ACQUISITION CORP       COM              92644D100     9500  1000000 SH       DEFINED 1   2         1000000        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118      450  1000000 SH       DEFINED 1   2         1000000        0        0